Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data in Thousands	Total	Common stock [Member]	Capital in excess of par value [Member]	Treasury shares at cost [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss) [Member]	Total stockholders' equity [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2010	$ 1,219	$ 51	$ 6,006		$ (5,609)	$ 538	$ 986	$ 233
Balance, shares at Dec. 31, 2010		250,752
Net income (loss)	436				390		390	46
Other comprehensive income	(215)					(215)	(215)
Share-based compensation plans	31		31				31
Issuance of additional shares		1,000
Treasury shares	(57)			(57)			(57)
Treasury shares, shares		(5,689)
Shares issued pursuant to stock awards	10		10				10
Shares issued pursuant to stock awards, shares		1,774
Dividends non-controlling interests	(67)							(67)
Balance at Dec. 31, 2011	1,357	51	6,047	(57)	(5,219)	323	1,145	212
Balance, shares at Dec. 31, 2011		247,837
Net income (loss)	(52)				(115)		(115)	63
Other comprehensive income	(23)					(23)	(23)
Share-based compensation plans	52		52				52
Treasury shares	(26)		8	(34)			(26)
Treasury shares, shares		(1,245)
Shares issued pursuant to stock awards	14		(19)	33			14
Shares issued pursuant to stock awards, shares		2,434
Equity classified financial instruments	2		2				2
Dividends non-controlling interests	(40)							(40)
Balance at Dec. 31, 2012	1,284	51	6,090	(58)	(5,334)	300	1,049	235
Balance, shares at Dec. 31, 2012		249,026
Net income (loss)	415				348		348	67
Other comprehensive income	47					47	47
Share-based compensation plans	88		88				88
Treasury shares	(405)			(405)			(405)
Treasury shares, shares		(11,072)
Shares issued pursuant to stock awards	177			296	(119)		177
Shares issued pursuant to stock awards, shares		9,627
Dividends non-controlling interests	(48)							(48)
Purchase of non-controlling interest shares	(12)		(3)				(3)	(9)
Balance at Dec. 31, 2013	$ 1,546	$ 51	$ 6,175	$ (167)	$ (5,105)	$ 347	$ 1,301	$ 245
Balance, shares at Dec. 31, 2013		247,581